Earnings Per Unit - Calculation Of Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to Class A Common Stockholders for basic loss per share	$ (5,542,000)	$ 0	$ 0
Net loss attributable to Class A Common Stockholders for diluted loss per share	(5,542,000)	$ 0	$ 0
Undistributed loss for basic earnings per share	$ (9,124,846)
Weighted-average shares for basic earnings per share (in shares)	6,685,515	0	0
Basic loss per share of Class A Common Stock (in dollars per share)	$ (1.36)	$ 0	$ 0
Diluted loss per share of Class A Common Stock (in dollars per share)	$ (1.36)	$ 0	$ 0
Common Class A
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to Class A Common Stockholders for basic loss per share	$ (5,542,929)
Net loss attributable to Class A Common Stockholders for diluted loss per share	$ (5,542,929)
Basic loss per share of Class A Common Stock (in dollars per share)	$ (1.36)
Diluted loss per share of Class A Common Stock (in dollars per share)	$ (1.36)
Series A Preferred Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Series A Preferred Cumulative Dividends	$ (1,492,917)
Series A Preferred Deemed Dividend	$ (2,089,000)